Income Taxes - Reconciliation of Effective Tax Rates (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	124.93%	9.07%	(105.06%)
Tax rate difference from statutory rate in other jurisdictions	30.23%	12.70%	(51.95%)
Change in valuation allowance	(191.36%)	(64.00%)	236.64%
Effect of tax holiday	(10.78%)	2.34%	(82.96%)
Others	(0.03%)	(0.01%)	17.00%
Effective tax rate	(22.01%)	(14.90%)	21.84%